Subsequent Event (Details) - shares	12 Months Ended
	Dec. 31, 2024	Mar. 19, 2025
Subsequent Event [Line Items]
Divided shares	10,257,072
Percentage of issued and outstanding	1.00%
Percentage of total outstanding ordinary shares	1.00%
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Ordinary shares		854,756